Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' deficit
Total stockholders' deficit	$ (621,952)	$ (516,040)	$ (1,416,801)
Sun & Sun Industries Inc [Member]
ASSETS
Cash	145,238	417,383	182,300
Accounts receivable, less allowance for doubtful accounts of $10,000, each period	710,979	880,940	2,732,818
Costs and estimated earnings in excess of billings (Note 5)	493,972	181,116	228,585
Inventories	40,936	65,347	86,736
Prepaid expenses and other current assets	21,547	42,623	52,527
Total current assets	1,412,672	1,587,409	3,282,966
Property and equipment, net (Note 6)	79,673	104,987	100,792
Notes receivable from stockholders, less valuation allowance of $696,087			15,478
Total assets	1,492,345	1,692,396	3,399,236
Current liabilities
Accounts payable	1,222,435	721,417	2,374,733
Accrued expenses and other liabilities	47,194	91,140	101,899
Note payable to bank (Note 7)	751,928	857,668	975,088
Notes payable to third party (Note 8)	29,912	92,407
Note Payable to stockholder (Note 9)		11,200	250,000
Billings in excess of costs and estimated earnings (Note 5)	62,828	434,604	114,317
Total liabilities	2,114,297	2,208,436	3,816,037
Stockholders' deficit
Preferred stock, no par value, 5,000,000 shares authorized, 3,499,924, 2,174,576 and 2,174,576 shares issued and outstanding, respectively (Note 10)	2,174,576	2,174,576	2,174,576
Common stock, no par value, 300,0000 shares authorized, 100,000 shares issued and outstanding, each period (Note 10)	401,000	401,000	401,000
Treasury stock, at cost, 22,034 shares, each period	(569,878)	(569,878)	(569,878)
Additional paid-in capital	1,764,076	1,764,076	1,114,076
Accumulated deficit	(4,391,726)	(4,285,814)	(3,536,575)
Total stockholders' deficit	(621,952)	(516,040)	(416,801)
Total liabilities and stockholders' deficit	$ 1,492,345	$ 1,692,396	$ 3,399,236